Party‑in‑Interest Transactions (Details) - EBP Represented Employee - General Dynamics Corporation common stock - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held (in shares)	13,725,738	14,976,440
Dividend earned	$ 85,788,035